CONVERTIBLE PREFERRED STOCK AND STOCKHOLDER'S DEFICIT - Common Stock - (Details) - USD ($)					12 Months Ended
	Dec. 01, 2021	Aug. 01, 2021	Jul. 01, 2021	Jun. 21, 2021	Dec. 31, 2021
Class of Stock [Line Items]
Net proceeds from issuance of shares					$ 18,000,000
Number of shares issued upon conversion					842,429
Net proceeds from offering			$ 18,200,000
Share price		$ 6.25
Equity issuance costs					$ 2,339,816
Issuance of common stock in connection with public offering					18,000,000
Shares issued in exchange for investor relation services (in shares)		2,000
Shares issued in exchange for investor relation services		$ 12,500			$ 12,500
Overallotment
Class of Stock [Line Items]
Net proceeds from issuance of shares			$ 2,500,000
Issuance of shares (in shares)			337,500
Underwriting Discounts			$ 1,900,000
Underwriting discounts			$ 200,000
Share price			$ 8.00
Issuance of common stock in connection with public offering			$ 2,700,000
Initial Public Offering
Class of Stock [Line Items]
Issuance of shares (in shares)				2,250,000
Underwriting Discounts			$ 1,900,000	$ 1,700,000
Net proceeds from offering				$ 15,700,000
Share price				$ 8.00
Equity issuance costs				$ 600,000
Issuance of common stock in connection with public offering				$ 18,000,000
Private Placement
Class of Stock [Line Items]
Net proceeds from issuance of shares	$ 19,600,000
Issuance of shares (in shares)	1,749,999
Placement agent commissions	$ 1,260,000
Net proceeds from offering	$ 21,000,000
Share price	$ 12.00
Equity issuance costs	$ 1,435,000
Issuance of common stock in connection with public offering	$ 21,000,000
Warrants to purchase shares of common stock	1,312,500
Bridge Notes
Class of Stock [Line Items]
Number of shares issued upon conversion					842,429
Bridge Notes | Initial Public Offering
Class of Stock [Line Items]
Outstanding principal and accrued interest converted					$ 4,700,000
Convertible Notes. | Initial Public Offering
Class of Stock [Line Items]
Number of shares issued upon conversion					842,429